As filed with the Securities and Exchange Commission on February 13, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2015

Date of reporting period:  12/31/2014

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2014 (Unaudited)

		Fair	Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 92.09%
ALL OTHER OUTPATIENT CARE CENTERS
HealthSouth Corp.	5,600	$215,376	1.90%

AMUSEMENT & THEME PARKS
The Walt Disney Co.	3,500	329,665	2.90

AUTOMOBILE MANUFACTURING
Ford Motor Co.	21,000	325,500	2.87

BREWERIES
Anheuser Busch InBev NV - ADR (b)	2,700	303,264	2.67

CABLE & OTHER SUBSCRIPTION PROGRAMMING
Comcast Corp.	4,000	230,260	2.03

CLOTHING ACCESSORIES STORES
Hanesbrands, Inc.	3,000	334,860	2.95

COMPUTER SYSTEMS DESIGN SERVICES
International Business Machines Corp.	2,000	320,880	2.83

COMPUTER TERMINAL & OTHER COMPUTER PERIPHERAL EQUIPMENT MANUFACTURING
NCR Corp. (a)	11,100	323,454	2.85

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
California Resources Corp. (a)	1,600	8,816	0.08
Devon Energy Corp.	5,400	330,534	2.91
Occidental Petroleum Corp.	3,500	282,135	2.49
		621,485	5.48
DEEP SEA FREIGHT TRANSPORTATION
Knightsbridge Tankers Ltd. (c)	26,000	117,780	1.04

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
American International Group, Inc.	9,000	504,090	4.44
Travelers Companies, Inc.	3,700	391,645	3.45
		895,735	7.89
FULL-SERVICE RESTAURANTS
Darden Restaurants, Inc.	7,000	410,410	3.61

GENERAL MEDICAL & SURGICAL HOSPITALS
HCA Holdings, Inc. (a)	6,000	440,340	3.88

HOME CENTERS
Lowe's Companies, Inc.	4,500	309,600	2.73

HOUSEHOLD PRODUCTS MANUFACTURING
Unilever NV - ADR (b)	8,600	335,744	2.96

		Fair	Percent of
	Shares	Value	Net Assets
INSURANCE AGENCIES & BROKERAGES
Aon Corp. (c)	4,200	$398,286	3.51%

LINE-HAUL RAILROADS
Union Pacific Corp.	5,600	667,128	5.88

LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.	2,500	277,925	2.45

MOTION PICTURE & VIDEO PRODUCTION
Time Warner, Inc.	6,500	555,230	4.89

NATURAL GAS DISTRIBUTION
Kinder Morgan, Inc.	11,000	465,410	4.10

PERIODICAL PUBLISHERS
Time, Inc.	812	19,983	0.17

PESTICIDE & OTHER AGRICULTURAL CHEMICAL MANUFACTURING
E. I. du Pont de Nemours and Co.	5,100	377,094	3.32

PETROLEUM REFINERIES
Exxon Mobil Corp.	1,600	147,920	1.30

PHARMACEUTICAL PREPARATION MANUFACTURING
Johnson & Johnson	3,800	397,366	3.50

RACETRACKS
International Speedway Corp.	6,500	205,725	1.81

SOFTWARE PUBLISHERS
Microsoft Corp.	8,400	390,180	3.44
Oracle Corp.	9,000	404,730	3.56
		794,910	7.00
TELECOMMUNICATIONS RESELLERS
Verizon Communications, Inc.	7,000	327,460	2.88

WOOD KITCHEN CABINET & COUNTERTOP MANUFACTURING
Fortune Brands Home & Security, Inc.	6,750	305,573	2.69
TOTAL COMMON STOCKS (Cost $6,690,728)		10,454,363	92.09

REITS - 2.43%
LESSORS OF NONRESIDENTIAL BUILDINGS
Medical Properties Trust, Inc.	20,000	275,600	2.43
TOTAL REITS (Cost $259,919)		275,600	2.43

ROYALTY TRUST - 2.81%
COMMERCIAL & INSTITUTIONAL BUILDING CONSTRUCTION
Texas Pacific Land Trust	2,700	318,600	2.81
TOTAL ROYALTY TRUST (Cost $390,001)		318,600	2.81

EXCHANGE TRADED FUNDS - 0.98%
Sprott Physical Gold Trust (a)(c)	11,400	111,378	0.98
TOTAL EXCHANGE TRADED FUNDS (Cost $117,662)		111,378	0.98

Total Investments (Cost $7,458,310) - 98.31%		11,159,941	98.31
Other Assets in Excess of Liabilities - 1.69%		191,601	1.69
TOTAL NET ASSETS - 100.00%		$11,351,542	100.00%

ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Foreign issued security traded over-the-counter in the U.S.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$7,458,310
	Gross unrealized appreciation	4,052,910
	Gross unrealized depreciation	(351,279)
	Net unrealized appreciation	$3,701,631

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements as of December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical instruments to which the Fund has access at the date of measurement.

Level 2 –Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities (common and preferred stock) – Securities traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price, except for call options written for which the last quoted bid price is used.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds are generally priced at the ending net asset value provided by the service agent of the Funds and will be classified as Level 1 securities.

Bonds & Notes - Bonds and notes are valued at the last quoted bid price obtained from independent pricing services.  Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices.

Short-Term Debt Securities - Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
All Other Outpatient Care Centers	$215,376	$-	$-	$215,376
Amusement & Theme Parks	329,665	-	-	329,665
Automobile Manufacturing	325,500	-	-	325,500
Breweries	303,264	-	-	303,264
Cable & Other Subscription Programming	230,260	-	-	230,260
Clothing Accessories Stores	334,860	-	-	334,860
Computer Systems Design Services	320,880	-	-	320,880
Computer Terminal and Other Computer Peripheral Equipment Manufacturing	323,454	-	-	323,454
Crude Petroleum & Natural Gas Extraction	621,485	-	-	621,485
Deep Sea Freight Transportation	117,780	-	-	117,780
Direct Property & Casualty Insurance Carriers	895,735	-	-	895,735
Full-Service Restaurants	410,410	-	-	410,410
General Medical and Surgical Hospitals	440,340	-	-	440,340
Home Centers	309,600	-	-	309,600
Household Products Manufacturing	335,744	-	-	335,744
Insurance Agencies & Brokerages	398,286	-	-	398,286
Line-Haul Railroads	667,128	-	-	667,128
Local Messengers & Local Delivery	277,925	-	-	277,925
Motion Picture & Video Production	555,230	-	-	555,230
Natural Gas Distribution	465,410	-	-	465,410
Periodical Publishers	19,983	-	-	19,983
Pesticide and Other Agricultural Chemical Manufacturing	377,094	-	-	377,094
Petroleum Refineries	147,920	-	-	147,920
Pharmaceutical Preparation Manufacturing	397,366	-	-	397,366
Racetracks	205,725	-	-	205,725
Software Publishers	794,910	-	-	794,910
Telecommunications Resellers	327,460	-	-	327,460
Wood Kitchen Cabinet & Countertop Manufacturing	305,573	-	-	305,573
Total Common Stocks	10,454,363	-	-	10,454,363
REITs
Lessor of Nonresidentail Buildings	275,600	-	-	275,600
Total REITs	275,600	-	-	275,600
Royalty Trust
Commercial & Institutional Building Construction	318,600	-	-	318,600
Total Royalty Trust	318,600	-	-	318,600
Exchange Traded Funds	111,378	-	-	111,378
Total Investments	$11,159,941	$-	$-	$11,159,941

Transfers between Levels are recognized at the end of the reporting period. There were no transfers between Levels during the period. There were no Level 3 securities held during the period ended December 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)  /s/ Gary B. Wood
  Gary B. Wood, President

Date             02/09/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gregory B. Wood
 Gregory B. Wood, Treasurer

Date          02/04/2015